Goodwill and Intangible Assets - Schedule of Goodwill (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 0
Acquisition of Emission	6,574
Goodwill, ending balance	$ 6,574